UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☐   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
__________ to __________.
Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

____________________________________________________________________________________________________________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☐

☒   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of Sponsor:  0001175215

Verizon Owner Trust 2016-1
____________________________________________________________________________________________________________________________________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Audrey E. Prashker, 908-559-5430
____________________________________________________________________________________________________________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Item 2.01.  Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.
See Report of Independent Accountants on Applying Agreed-Upon Procedures, dated June 30, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VERIZON ABS LLC
(Depositor)

Date: June 30, 2016

By:    /s/ Scott Krohn
Name:  Scott Krohn
Title:          President

INDEX OF EXHIBITS

Exhibit No.	Description

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated June 30, 2016.